Common Shares (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Shares (Details) [Line Items]
Cancelled shares	8,555
Shares capital [member]
Common Shares (Details) [Line Items]
Authorized share capital	750,000,000
Par value per share (in Dollars per share)	$ 0.01
Preference shares [member]
Common Shares (Details) [Line Items]
Authorized share capital	100,000,000		1,000
Par value per share (in Dollars per share)	$ 0.01		$ 0.01
Common shares [Member]
Common Shares (Details) [Line Items]
Authorized share capital			1,000
Par value per share (in Dollars per share)			$ 0.01
Increased in shares		48,447,306
Earnout shares [member]
Common Shares (Details) [Line Items]
Authorized share capital		3,012,500
Vesting stock prices at lower range (in Dollars per share)	11.5
Vesting stock price at upper range (in Dollars per share)	$ 15.25